Accounts receivable, trade (Tables)	12 Months Ended
Dec. 31, 2019
Accounts receivable, trade
Schedule of Accounts receivable, trade

	December 31,
	2019	2018

Accounts receivable	$233	$208
Allowance for doubtful accounts	(196)	(196)
	$37	$12

Schedule of movements in allowance for doubtful accounts

	2019	2018

Balance at the beginning of the year	$196	$196
Addition	—	—
Balance at the end of the year	$196	$196